Significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Gain from reversal of inventory impairment charges	$ 361	$ 0